EQ ADVISORS TRUSTSM

Multimanager Core Bond Portfolio

SUPPLEMENT DATED SEPTEMBER 23, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “Multimanager Core Bond Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: BlackRock Financial Management, Inc. (“BlackRock” or the “Sub-Adviser”)” is deleted in its entirety and replaced with the following:

Name	Title	Date Began Managing the Portfolio
Russell Brownback	Managing Director of BlackRock, Inc.	September 2025
Chi Chen	Managing Director of BlackRock, Inc.	May 2023
Siddharth Mehta	Director of BlackRock, Inc.	September 2025
Sam Summers	Director of BlackRock, Inc.	September 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — BlackRock Financial Management, Inc.” is amended to delete the first paragraph in its entirety and replace with the following information:

Russell Brownback, Chi Chen, Siddharth Mehta and Sam Summers are primarily responsible for the investment decisions for an Active Allocated Portion of the Multimanager Core Bond Portfolio.

Russell Brownback, Managing Director of BlackRock Inc., Deputy Chief Investment Officer of Global Fixed Income, Head of Global Macro Positioning, and a member of BlackRock’s Global Fixed Income Executive Committee. Mr. Brownback joined BlackRock in 2009.

Chi Chen, Managing Director of BlackRock, Inc. and Portfolio Manager in BlackRock’s Global Fixed Income Investment Group. Ms. Chen joined BlackRock in 2012.

Siddharth Mehta, Director of BlackRock, Inc. and Head of Customized Core and Core Plus Business within the Global Fixed Income group at BlackRock. Mr. Mehta joined BlackRock 2006.

Sam Summers, Director of BlackRock, Inc. and Portfolio Manager in the Global Fixed Income group at BlackRock focusing on US multi-sector fixed income and global government bond mandates. Mr. Summers joined BlackRock in 2018.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — BlackRock Financial Management, Inc.” is amended to include the following information:

BlackRock Financial Management, Inc. (“BlackRock” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as June 30, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Multimanager Core Bond Portfolio
Russell Brownback	7	$68.63 Billion	17	$11.94 Billion	18	$8.52 Billion	0	0	0	0	9	$5.54 Billion
Siddharth Mehta	6	$10.97 Billion	8	$3.33 Billion	58	$32 Billion	0	0	0	0	0	0
Sam Summers	13	$35.48 Billion	14	$16.87 Billion	14	$9.82 Billion	0	0	0	0	6	$5.01 Billion

Ownership of Shares of the Portfolio as of June 30, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

Multimanager Core Bond Portfolio
Russell Brownback	X
Siddharth Mehta	X
Sam Summers	X